SHAREHOLDERS' EQUITY (Details)		1 Months Ended		2 Months Ended	12 Months Ended
	Feb. 14, 2022 USD ($)	Jan. 31, 2025 USD ($) shares	Jan. 31, 2024 USD ($) shares	Feb. 14, 2022 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Sep. 29, 2021 USD ($)	Jun. 16, 2017 $ / shares
Authorized Shares [Roll forward]
Balance at beginning of period (in shares) | shares		360,000,000	360,000,000		360,000,000
Balance at end of period (in shares) | shares					360,000,000	360,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares) | shares		211,750,663	208,796,444		208,796,444
Balance at beginning of period, outstanding (in shares) | shares		211,750,663	208,796,444		208,796,444
Balance at end of period, issued (in shares) | shares					211,750,663	208,796,444
Balance at end of period, outstanding (in shares) | shares					211,750,663	208,796,444
Common Stock [Roll forward]
At-the-Market Offering, Value					$ 8,932,000		$ 49,096,000
Additional Paid in Capital [Abstract]
Share premium fund					176,000,000	$ 167,100,000
Stock option settlement payable					4,400,000
Contributed Surplus Account [Abstract]
Dividend charged to contribution surplus account					$ 83,600,000	102,300,000
Dividend declared (in dollars per share) | $ / shares					$ 0.4
Dividend paid			$ 12,500,000		$ 75,100,000	89,800,000	22,700,000
Contribution to surplus account					$ 321,200,000	$ 404,800,000	507,100,000
Shareholders' Rights Plan [Abstract]
Preferred share purchase right									0.001
Common share, par value (in dollars per share) | $ / shares					$ 0.01	$ 0.01
Shareholders rights, exercise price (in dollars per share) | $ / shares									$ 30
Percentage of common share ownership									15.00%
Subsequent Event [Member]
Contributed Surplus Account [Abstract]
Dividend paid		$ 8,500,000
60 Million 2021, ATM Program [Member]
Common Stock [Abstract]
Gross amount of at-the-market offering of common stock				$ 16,900,000
At-the-market offering, gross amount utilized	$ 39,200,000
Net amount at-the-market offering of common stock				$ 16,500,000
Common shares issued (in shares) | shares				10,764,990
60 Million 2021, ATM Program [Member] | Maximum [Member]
Common Stock [Abstract]
At-the-market offering of common Stock								$ 60,000,000
60 Million 2022, ATM Program [Member]
Common Stock [Abstract]
Gross amount of at-the-market offering of common stock					$ 9,200,000		33,600,000
Net amount at-the-market offering of common stock					$ 8,900,000		$ 32,700,000
Common shares issued (in shares) | shares					2,954,219	0	14,337,258
Remaining available proceeds from offering					$ 17,300,000
60 Million 2022, ATM Program [Member] | Maximum [Member]
Issued and Outstanding Shares [Roll forward]
At-the-Market Offering (in shares) | shares					2,954,219	0	14,337,258
Common Stock [Roll forward]
At-the-Market Offering, Value					$ 30,000	$ 0	$ 143,000
Common Stock [Abstract]
At-the-market offering of common Stock	$ 60,000,000			$ 60,000,000
Common Stock [Member]
Authorized Shares [Roll forward]
Balance at beginning of period (in shares) | shares		360,000,000	360,000,000	360,000,000	360,000,000	360,000,000	360,000,000
Balance at end of period (in shares) | shares					360,000,000	360,000,000	360,000,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares) | shares		211,750,663	208,796,444	183,694,196	208,796,444	208,796,444	183,694,196
Balance at beginning of period, outstanding (in shares) | shares		211,750,663	208,796,444	183,694,196	208,796,444	208,796,444	183,694,196
At-the-Market Offering (in shares) | shares					2,954,219		25,102,248
Balance at end of period, issued (in shares) | shares					211,750,663	208,796,444	208,796,444
Balance at end of period, outstanding (in shares) | shares					211,750,663	208,796,444	208,796,444
Common Stock [Roll forward]
Balance at beginning of period		$ 2,117,000	$ 2,087,000	$ 1,836,000	$ 2,087,000	$ 2,087,000	$ 1,836,000
At-the-Market Offering, Value					30,000		251,000
Balance at end of period					2,117,000	2,087,000	$ 2,087,000
Common Stock [Member] | 60 Million 2021, ATM Program [Member]
Issued and Outstanding Shares [Roll forward]
At-the-Market Offering (in shares) | shares							10,764,990
Common Stock [Roll forward]
At-the-Market Offering, Value							$ 108,000
Common Stock [Abstract]
At-the-market offering of common Stock							60,000,000
Common Stock [Member] | 60 Million 2022, ATM Program [Member]
Common Stock [Abstract]
At-the-market offering of common Stock					$ 60,000,000	$ 60,000,000	$ 60,000,000